3. Investment Securities Available-For-Sale (Tables)	12 Months Ended
Dec. 31, 2013
Maximum amount of all loan relationships review in addition to annual loan relationship
Schedule of amortized cost and market value of securities available-for-sale

	2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$ 9,795	51	309	$ 9,537
Mortgage backed securities	30,984	190	434	30,740
Pooled Trust Preferred	-	-	-	-
Single Issue Trust Preferred	907	-	24	883
SBA Pools	14,396	30	767	13,659
SLMA	500	-	1	499
	$ 56,582	$ 271	$ 1,535	$ 55,318

	2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	11,708	302	25	11,985
Mortgage backed securities	27,120	531	9	27,642
Pooled Trust Preferred	3,879	-	3,585	294
Single Issue Trust Preferred	908	-	22	886
SBA Pools	16,119	34	62	16,091
SLMA	500	2	-	502
	$ 60,234	$ 869	$ 3,703	$ 57,400

Age of gross unrealized losses and fair value by investment category

	December 31, 2013
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$ 4,812	$ 144	$ 849	$ 165	$ 5,661	$ 309
Mortgage-backed securities	16,586	308	1,733	126	18,319	434
Pooled Trust Preferred Securities	-	-	-	-	-	-
Single Issue Trust Preferred	-	-	883	24	883	24
SBA Pools	7,273	482	4,802	285	12,075	767
SLMA	499	1	-	-	499	1

Total	$ 29,170	$ 935	$ 8,267	$ 600	$37,437	$ 1,535

	December 31, 2012
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$ 1,352	$ 25	$ -	$ -	$ 1,352	$ 25
Mortgage-backed securities	496	9	-	-	496	9
Pooled Trust Preferred Securities	-	-	294	3,585	294	3,585
Single Issue Trust Preferred	-	-	886	22	886	22
SBA Pools	9,073	59	1,707	3	10,780	62
SLMA	-	-	-	-	-	-
Total	$ 10,921	$ 93	$ 2,887	$ 3,610	$13,808	$ 3,703

Amortized cost and estimated fair value of securities available-for-sale by contractual maturity
	Amortized Cost	Fair Value

Due in one year or less	$ 500	$ 499
Due after one year through five years	125	128
Due after five years through ten years	3,631	3,632
Due after ten years	21,342	20,319
	25,598	24,578

Mortgage-backed securities	30,984	30,740
	$ 56,582	$ 55,318

Gross realized gains and losses on investment securities available for sale
	2013	2012

Realized gains	$ 575	$ 663
Realized losses	(1,333)	-
Net gains (losses)	$ (758)	$ 663